SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 8:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Current liabilities:

	December 31,
	2018	2019

Director fees	$16	$44
Trade payables	57	39
Employees and payroll-related accruals and Accrued expenses	227	117

	$300	$200

b.	Financial expenses, net

	Year ended December 31,
	2017	2018	2019

Financial expenses:

Exchange rate differences and other	$(3)	$(11)	$1

	(3)	(11)	1
Financial income:
Income from the sale of marketable securities	35	-	-
Interest income	13	64	93

	48	64	93

	$45	$53	$94